Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

December 4, 2013

Ms. Amy Miller

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:

Financial Investors Trust (the “Trust”)

File Nos. 33-72424, 811-8194

Dear Ms. Miller:

Transmitted  herewith  pursuant  to  Rule  497(j)  under  the  Securities  Act  of  1933,  as  amended,  is certification  that  the  final  Prospectus  and  Statement  of  Additional  Information  with  respect  to  the above-referenced  Trust  effective  November  29,  2013,  do  not  differ  from  those  filed  electronically in with Post-Effective Amendment No. 125 on November 27, 2013.

Sincerely,

/s/ David T. Buhler

David T. Buhler

Secretary